Premises and equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land	$ 0	$ 462
Leasehold improvements	7,194	1,646
Building	0	3,750
Furniture and equipment	17,302	18,696
Property, Plant and Equipment, Gross	24,496	24,554
Less: accumulated depreciation and amortization	11,688	17,881
Property, Plant and Equipment, Net	$ 12,808	$ 6,673	$ 6,532